Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000002050 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Core Equity Fund
Average Annual Return, Percent		19.40%	14.91%	14.44%
C000002051 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Select Equity Fund
Average Annual Return, Percent		4.14%	3.68%	7.19%
C000002052 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tax-Exempt Bond Fund
Average Annual Return, Percent		5.00%	1.57%	3.19%
C000073549 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Fund
Average Annual Return, Percent		22.21%	7.46%	9.13%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		17.37%	13.59%	14.59%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[1]	17.15%	13.15%	14.29%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[2]	4.25%	0.80%	2.34%
MSCI World Ex U S A Index Net Dividends [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Ex U.S.A. Index - Net Dividends
Average Annual Return, Percent		31.85%	9.46%	8.55%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		12.81%	6.09%	9.62%
Bloomberg Municipal Bond 5 Year 4 6 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 5 Year (4-6) Index
Average Annual Return, Percent		5.03%	1.05%	1.93%

[1]	The Fund has included the returns of the Russell 3000® Index, which represents a broad measure of market performance, to comply with regulatory requirements.
[2]	The Fund has included the returns of the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, to comply with regulatory requirements.